Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2017
Registrant Name	DREYFUS PREMIER GNMA FUND, INC
Central Index Key	0000762156
Amendment Flag	false
Document Creation Date	Oct. 31, 2017
Document Effective Date	Nov. 01, 2017
Prospectus Date	Nov. 01, 2017
Class A, C, I, Y, & Z Prospectus | Dreyfus U.S. Mortgage Fund | Class Z
Prospectus:
Trading Symbol	DRGMX
Class A, C, I, Y, & Z Prospectus | Dreyfus U.S. Mortgage Fund | Class A
Prospectus:
Trading Symbol	GPGAX
Class A, C, I, Y, & Z Prospectus | Dreyfus U.S. Mortgage Fund | Class C
Prospectus:
Trading Symbol	GPNCX
Class A, C, I, Y, & Z Prospectus | Dreyfus U.S. Mortgage Fund | Class Y
Prospectus:
Trading Symbol	GPNYX
Class A, C, I, Y, & Z Prospectus | Dreyfus U.S. Mortgage Fund | Class I
Prospectus:
Trading Symbol	GPNIX
Class T Prospectus | Dreyfus U.S. Mortgage Fund | Class T
Prospectus:
Trading Symbol	GPNTX